Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Values of Financial Instruments [Abstract]
Schedule of estimated fair values of recognized financial instruments

The estimated fair values of recognized financial instruments as of December 31 are as follows:

	2012
(Dollars in thousands)	Carrying Value	Level 1	Level II	Level III	Total Fair Value
Financial assets:
Cash and cash equivalents	$66,878	$66,878	$—	$—	$66,878
Securities	129,291	8,164	120,100	1,027	129,291
Net loans	360,000	—	—	367,028	367,028
Bank-owned life insurance	8,298	8,298	—	—	8,298
Restricted stock	5,463	—	5,463	—	5,463
Accrued interest receivable	1,317	1,317	—	—	1,317
Financial liabilities:
Deposits	$475,443	$317,369	$—	$159,573	$476,942
Short-term borrowings	43,992	43,992	—	—	43,992
Other borrowings	12,672	—	—	13,772	13,772
Accrued interest payable	135	135	—	—	135

	2011
(Dollars in thousands)	Carrying value	Fair value
Financial assets:
Cash and cash equivalents	$82,258	$82,258
Securities	123,026	123,026
Restricted Stock	5,463	5,463
Bank-owned life insurance	3,068	3,068
Loans, net	320,100	327,138
Accrued interest receivable	1,349	1,349
Financial liabilities:
Deposits	$443,553	$445,587
Short-term borrowings	37,073	37,073
Other borrowings	19,161	20,087
Accrued interest payable	182	182